Segment Information - Net Revenues by Product Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	$ 8,082	$ 8,493	$ 9,735
Sense & Power and Automotive Products (SP&A) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	4,775	4,622	5,120
Embedded Processing Solutions (EPS) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	3,269	3,826	4,566
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	$ 38	$ 45	$ 49